Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	The estimated useful lives used in computing amortization are as follows:

Customer relationships	5 to 8 years
Proprietary software	8 years
Trade name	5 years

The estimated useful lives used in computing amortization are as follows:

Customer relationships	5 to 8 years
Proprietary software	8 years
Trade name	5 years
Intangible assets consisted of the following at December 31 (in thousands):

	2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in years)
Customer relationships	$4,745	$(3,779)	$966	6.5
Proprietary software	1,010	(771)	239	6.8
Trade name	400	(360)	40	5.0
	$6,155	$(4,910)	$1,245	6.5

	2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in years)
Customer relationships	$4,745	$(3,193)	$1,552	6.5
Proprietary software	1,010	(644)	366	6.8
Trade name	400	(280)	120	5.0
	$6,155	$(4,117)	$2,038	6.5

Expected Future Amortization Expense	As of December 31, 2012, expected amortization expense over the remaining intangible asset lives is as follows (in thousands):

2013	$574
2014	395
2015	276
Total	$1,245